Operating Segments (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS

We recasted our operating segment information to reflect the change in presentation made in the second quarter of 2015. The revised presentation reflects the changing nature of our underlying assets, operations and how our chief operating decision maker (“CODM”) manages our business. In previous periods, a portion of our marketing business related to sales in unbranded or wholesale channels was presented within our refining operating segment. Our branded operations represent the assets and operations that were previously shown as the retail segment. Upon considering the changes in our business, including the transition from company-owned retail operations to multi-site operator model, we assessed how our CODM evaluates the business, assesses performance and allocates resources. From this analysis, we believe presentation of a marketing segment inclusive of both unbranded and branded marketing operations is appropriate. We revised our operating segments to include refining, TLLP and a realigned marketing segment. Comparable prior period information has been recast to reflect our revised segment presentation. No other changes were deemed necessary to our refining and TLLP segments.

Our refining segment owns and operates six petroleum refineries located in California, Washington, Alaska, North Dakota and Utah that manufacture gasoline and gasoline blendstocks, jet fuel, diesel fuel, residual fuel oil and other refined products. We sell these refined products, together with refined products purchased from third parties, to our marketing segment through terminal facilities and other locations and opportunistically export refined products to foreign markets. TLLP’s assets and operations include certain crude oil gathering assets, natural gas gathering and processing assets and crude oil and refined products terminalling and transportation assets acquired from Tesoro and other third parties. Revenues from the TLLP segment are generated by charging fees for gathering crude oil and natural gas, for processing natural gas, and for terminalling, transporting and storing crude oil, and refined products. During 2014, we converted our company-operated retail locations to multi-site operators (“MSOs”) and retained the transportation fuel sales. Our marketing segment sells gasoline and diesel fuel through branded MSOs and jobber/dealers in 16 states as well as unbranded or wholesale channels through terminal facilities and other locations. Since we do not have significant operations in foreign countries, revenue generated and long-lived assets located in foreign countries are not material to our operations.

We evaluate the performance of our segments based primarily on segment operating income. Segment operating income includes those revenues and expenses that are directly attributable to management of the respective segment. Intersegment sales from refining to marketing are made at prices which approximate market. TLLP and marketing revenues include intersegment transactions with our refining segment at prices which we believe are no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services. Income taxes, other income, net, interest and financing costs, net, corporate depreciation and corporate general and administrative expenses are excluded from segment operating income.

Segment information related to continuing operations is as follows:

	Three Months Ended March 31,

	2015	2014
	(In millions)
Revenues
Refining:
Refined products	$5,828	$9,491
Crude oil resales and other	299	272
TLLP:
Gathering	77	25
Processing	67	—
Terminalling and transportation	119	102
Marketing:
Fuel (a)	3,948	5,664
Other non-fuel (b)	16	61
Intersegment sales	(3,891)	(5,682)
Total Revenues	$6,463	$9,933
Segment Operating Income
Refining (c)	$183	$180
TLLP (d)	108	60
Marketing (c)	133	24
Total Segment Operating Income	424	264
Corporate and unallocated costs (e)	(84)	(26)
Operating Income	340	238
Interest and financing costs, net (f)	(55)	(77)
Other expense, net	(1)	(1)
Earnings Before Income Taxes	$284	$160
Depreciation and Amortization Expense
Refining	$119	$101
TLLP	44	16
Marketing	12	10
Corporate	4	3
Total Depreciation and Amortization Expense	$179	$130
Capital Expenditures
Refining	$184	$68
TLLP	66	26
Marketing	4	5
Corporate	6	4
Total Capital Expenditures	$260	$103
________________

(a)
Federal and state motor fuel taxes on sales by our marketing segment are included in both revenues and cost of sales in our condensed statements of consolidated operations. These taxes totaled $140 million and $141 million for the three months ended March 31, 2015 and 2014, respectively.

(b)	Includes merchandise revenue for the three months ended March 31, 2014.

(c)
Our refining segment uses RINs to satisfy its obligations under the Renewable Fuels Standard, in addition to physically blending required biofuels. Effective April 1, 2013, we changed our intersegment pricing methodology and no longer reduced the amount our marketing segment pays for the biofuels by the market value of the RINs due to significant volatility in the value of RINs. At the end of 2014, given the price of RINs has become more transparent in the price of biofuels, we determined our intersegment pricing methodology should include the market value of RINs as a reduction to the price our marketing segment pays to our refining segment. We made this change effective January 1, 2015. We have not adjusted financial information presented for our refining and marketing segments for the period ended March 31, 2014. Had we made this change effective January 1, 2014, operating income in our refining segment would have been reduced by $28 million with a corresponding increase to operating income in our marketing segment.

(d)
We present TLLP’s segment operating income net of general and administrative expenses totaling $12 million and $4 million representing TLLP’s corporate costs for the three months ended March 31, 2015 and 2014, respectively, that are not allocated to TLLP’s operating segments.

(e)
Includes stock-based compensation expense of $28 million and benefit of $18 million for the three months ended March 31, 2015 and 2014, respectively. The significant impact to stock-based compensation expense during the three months ended March 31, 2015 compared to the prior period is primarily a result of changes in Tesoro’s stock price.

(f)	Includes charges totaling $31 million for premiums and unamortized debt issuance costs associated with the redemption of the 5.50% Senior Notes due 2019 during the three months ended March 31, 2014.

The following table details our identifiable assets related to continuing operations:

	March 31, 2015	December 31, 2014
Identifiable Assets Related to Continuing Operations:	(In millions)
Refining	$9,727	$9,467
TLLP	4,796	4,765
Marketing	1,127	1,048
Corporate	633	1,211
Total Assets	$16,283	$16,491

OPERATING SEGMENTS

We recasted our operating segment information to reflect the change in presentation made in the second quarter of 2015. The revised presentation reflects the changing nature of our underlying assets, operations and how our chief operating decision maker (“CODM”) manages our business. In previous periods, a portion of our marketing business related to sales in unbranded or wholesale channels was presented within our refining operating segment. Our branded operations represent the assets and operations that were previously shown as the retail segment. Upon considering the changes in our business, including the transition from company-owned retail operations to multi-site operator model, we assessed how our CODM evaluates the business, assesses performance and allocates resources. From this analysis, we believe presentation of a marketing segment inclusive of both unbranded and branded marketing operations is appropriate. We revised our operating segments to include refining, TLLP and a realigned marketing segment. Comparable prior period information has been recast to reflect our revised segment presentation. No other changes were deemed necessary to our refining and TLLP segments.

The Company’s revenues are derived from three operating segments: refining, TLLP and marketing. Our refining segment owns and operates six petroleum refineries located in California, Washington, Alaska, North Dakota and Utah that manufacture gasoline and gasoline blendstocks, jet fuel, diesel fuel, residual fuel oil and other refined products. We sell these refined products, together with refined products purchased from third parties, to our marketing segment through terminal facilities and other locations and opportunistically export refined products to foreign markets. TLLP’s assets and operations include certain crude oil gathering assets, natural gas gathering and processing assets and crude oil and refined products terminalling and transportation assets acquired from Tesoro and other third parties. Revenues from the TLLP segment are generated by charging fees for gathering crude oil and natural gas, for processing natural gas, and for terminalling, transporting and storing crude oil, and refined products. Our marketing segment sells gasoline and diesel fuel through branded multi-site operators (“MSOs”) and jobber/dealers in 16 states as well as unbranded or wholesale channels through terminal facilities and other locations. During 2014, we converted our company-operated retail locations to MSOs and retained the transportation fuel sales. Since we do not have significant operations in foreign countries, revenue generated and long-lived assets located in foreign countries are not material to our operations.

We evaluate the performance of our segments based primarily on segment operating income. Segment operating income includes those revenues and expenses that are directly attributable to management of the respective segment. Intersegment sales from refining to marketing are made at prices which approximate market. TLLP and marketing revenues include intersegment transactions with our refining segment at prices which we believe are no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services. Income taxes, other income, net, interest and financing costs, net, corporate depreciation and corporate general and administrative expenses are excluded from segment operating income.

Segment information is as follows:

	Years Ended December 31,
	2014	2013	2012
Revenues	(In millions)
Refining:
Refined products	$37,970	$34,846	$28,234
Crude oil resales and other	1,456	1,969	890
TLLP:
Gathering	137	90	72
Processing	23	—	—
Terminalling and transportation	442	223	92
Marketing:
Fuel (a)	23,701	20,557	13,815
Other non-fuel	240	239	207
Intersegment sales	(23,336)	(20,323)	(13,501)
Total Revenues	$40,633	$37,601	$29,809
Segment Operating Income
Refining (b)	$1,159	$775	$1,632
TLLP (c)	206	74	57
Marketing	553	218	208
Total Segment Operating Income	1,918	1,067	1,897
Corporate and unallocated costs (d)	(286)	(312)	(276)
Operating Income	1,632	755	1,621
Interest and financing costs, net (e)	(235)	(149)	(165)
Equity in earnings of equity method investments	10	11	—
Other income (expense), net (f)	57	63	(26)
Earnings Before Income Taxes	$1,464	$680	$1,430
Depreciation and Amortization Expense
Refining	$428	$386	$340
TLLP	77	45	15
Marketing	42	37	36
Corporate	15	21	27
Total Depreciation and Amortization Expense	$562	$489	$418
Capital Expenditures
Refining	$451	$413	$362
TLLP	244	83	94
Marketing	54	40	73
Corporate	30	22	13
Total Capital Expenditures	$779	$558	$542
_____________________

(a)
Federal and state motor fuel taxes on sales by our marketing segment are included in both revenues and cost of sales in our statements of consolidated operations. These taxes totaled $581 million, $567 million and $467 million for the years ended December 31, 2014, 2013 and 2012, respectively.

(b)	Includes business interruption recoveries of $16 million for the year ended December 31, 2013, related to the April 2010 incident at our Washington refinery.

(c)
We present TLLP’s segment operating income net of general and administrative expenses totaling $39 million, $17 million and $9 million representing TLLP’s corporate costs for the years ended December 31, 2014, 2013 and 2012, respectively, that are not allocated to TLLP’s operating segments.

(d)
Includes stock-based compensation expense of $55 million, $79 million and $99 million for the years ended December 31, 2014, 2013 and 2012, respectively. The significant impact to stock-based compensation expense during the year ended December 31, 2014 compared to the prior years is primarily a result of changes in Tesoro’s stock price. Also includes TLLP’s transaction and integration costs of $19 million related to the Rockies Natural Gas Business acquisition for the year ended December 31, 2014 and our transaction costs related to the Los Angeles Acquisition of $14 million and $6 million for the years ended December 31, 2013 and 2012, respectively.

(e)
Includes charges totaling $31 million and $10 million for premiums and unamortized debt issuance costs associated with the redemption of the 2019 Notes and 2020 Notes, respectively, during the year ended December 31, 2014.

(f)
Includes $59 million in refunds and settlements approved by the CPUC related to rates charged on the crude products pipeline network for the year ended December 31, 2014. Also includes $54 million in refunds from a settlement of a rate proceeding from the CPUC, and the release of a $16 million legal reserve as a result of the favorable settlement of litigation for the year ended December 31, 2013 and accruals related to certain legal matters partially offset by receipts associated with the settlement of a pipeline rate proceeding for the year ended December 31, 2012.

The following table details our identifiable assets related to continuing operations:

	December 31,
	2014	2013	2012
Identifiable Assets Related to Continuing Operations:	(In millions)
Refining	$9,467	$9,177	$7,406
TLLP	4,765	1,510	381
Marketing	1,048	1,220	929
Corporate	1,211	1,409	1,581
Total Assets	$16,491	$13,316	$10,297